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                                   VALUE LINE, INC.

                                 220 East 42nd Street
                            New York, New York  10017-5891
                     Phone:  (212)907-1500 / Fax:  (212)818-9747





                                                    August 4, 1997





Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

               Re:  Value Line Asset Allocation Fund, Inc.
               File #33-62240
               Rule 497(j)
               -------------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                       Very truly yours,


                                       /s/ Peter D. Lowenstein

                                       Peter D. Lowenstein
                                       Legal Counsel



PDL:psp